Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Transactions
Other operating expenses		$ 133,698	$ 81,575	$ 51,075
Trip.com and its Subsidiaries [Member]
Transactions
Commission received		100	23	11
Commission paid		673	149	61
Marketing alliances		50
Other operating expenses		4,572	306	284
Advance given			1,074
Advance given received back			1,074
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale (refund) of air ticketing	[1]	768	211	(14)
Purchase (refund) of air ticketing	[1]	40,954	475	(659)
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of hotel and packages	[1]	5,192	1,204	425
Purchase of hotel and packages	[1]	$ 14,575	$ 3,015	$ 647

[1]	represents gross amount booked/charged for the air ticketing and hotels and packages transactions.